Fair Value of Financial Investments and Liabilities - Non-Recurring Fair Value Measurements (Detail) (Non-Recurring Investments [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value on a non-recurring basis of financial investments	$ 2
Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value on a non-recurring basis of financial investments	2
Assets at Fair Value (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value on a non-recurring basis of financial investments	2
Assets at Fair Value (Level 3) [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value on a non-recurring basis of financial investments	2
Gains (Losses) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value on a non-recurring basis of financial investments	(2)
Gains (Losses) [Member] | Private Equity Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value on a non-recurring basis of financial investments	$ (2)